Label	Element	Value
Innovator Premium Income 10 Barrier ETF - October | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.90%
Innovator Premium Income 10 Barrier ETF - October | S&P 500 Index, Expiration: 09/30/2025; Exercise Price: 5,128.54 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	27.30%
Innovator Premium Income 10 Barrier ETF - October | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Innovator Premium Income 10 Barrier ETF - October | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Innovator Premium Income 10 Barrier ETF - October | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Innovator Premium Income 10 Barrier ETF - October | S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: 518.62 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator Premium Income 10 Barrier ETF - October | S&P 500 Index, Expiration: 09/30/2025; Exercise Price: 5,186.16 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(31.80%)